Consolidated Balance Sheets (Parentheticals) - $ / shares	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Preferred stock, shares authorized (in shares)	5,000,000	5,000,000
Preferred stock, par value (in dollars per share)	$ 0.00001	$ 0.00001
Preferred stock, shares issued (in shares)	0	0
Preferred stock, shares outstanding (in shares)	0	0
Common stock, shares authorized (in shares)	350,000,000	350,000,000
Common stock, par value (in dollars per share)	$ 0.00001	$ 0.00001
Common stock, shares issued (in shares)	298,160,160	1
Common stock, shares outstanding (in shares)	298,160,160	1
ADOMANI, INC. [Member]
Preferred stock, shares authorized (in shares)		5,000,000	5,000,000
Preferred stock, par value (in dollars per share)		$ 0.00001	$ 0.00001
Preferred stock, shares issued (in shares)		0	0
Preferred stock, shares outstanding (in shares)		0	0
Common stock, shares authorized (in shares)		350,000,000	350,000,000
Common stock, par value (in dollars per share)		$ 0.00001	$ 0.00001
Common stock, shares issued (in shares)		112,670,580	73,125,538
Common stock, shares outstanding (in shares)		112,670,580	73,125,538